Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Equity

13. Equity

(a) Issued capital

The Company has an authorized share capital of US$ 35 thousand, corresponding to 3,500,000,000 authorized shares with a par value of US$ 0,00001 each of which:

•	2,000,000,000 shares are designated as Class A common shares and issued; and

•	1,000,000,000 shares are designated as Class B common shares and issued.

The remaining 500,000,000 authorized but unissued shares are presently undesignated and may be issued by XP Inc. board of directors as common shares of any class or as shares with preferred, deferred or other special rights or restrictions. Therefore, the Company is authorized to increase capital up to this limit, subject to approval of the Board of Directors.

As of March 31, 2020 and December 31, 2019, the Company have US$ 23 thousand of issued capital which were represented by 354,181,346 Class A common shares and 197,618,980 Class B common shares. In the IPO that took place on December 11, 2019, the Company issued 83,387,238 new Class A common shares, with a corresponding increased of US$ 2 in the issued capital of the Company.

(b) Additional paid-in capital and capital reserve

In December 2019, immediately prior the completion of the IPO, the Company had 257,456,251,558 Class A common shares and 251,790,558 Class B common shares of its authorized share capital issued. Class A and Class B common shares.

At the Board of Directors meetings on November 30, 2019, the Company’s shareholders approved a reverse share split of 4:1 (four for one) for an initial consideration to IPO with a conversion of 2,036,988,542 into 509,247,134 shares. On the same event shareholders also approved the conversion of 30,807,911 Class B common shares of the Company into Class A common shares.

In December 2019, as a result of the completion of the IPO describe in Note 1.1, 42,553,192 new Class A common shares were issued.

As mentioned in Note 20, the Board of Directors approved on December, 2019 a share based long-term incentive plan, which the maximum number of shares should not exceed 5% of the issued and outstanding shares. As of March 31, 2020 the Company has 1,906,024 (December 31, 2019—1,921,669) restricted share units (“RSUs”) and 2,190,377 (December 31, 2019—2,190,377) performance restricted units (“PSUs”) to be issued at the vesting date.

The additional paid-in capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Law, the amount in this type of account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Solvency Test which addresses the Company’s ability to pay debts as they fall due in the natural course of business.

(c) Dividends distribution

The Group has not adopted a dividend policy with respect to future distributions of dividends. The amount of any distributions will depend on many factors such as the Company’s results of operations, financial condition, cash requirements, prospects and other factors deemed relevant by XP Inc. board of directors and, where applicable, the shareholders.

The proposal and payment of dividends recorded in the Company’s financial statements, subject to the approval of the shareholders in General Meetings.

For the three months period ended March 31, 2020 and 2019, the Company has not declared and paid dividends to the controlling shareholders.

(d) Other comprehensive income

Increases or decreases in value attributed to assets and liabilities are classified as equity valuation adjustments, while not being computed in the income for the period in accordance with the accrual basis as a result of their valuation at fair value.

23. Equity

(a) Issued capital

The Company has an authorized share capital of US$ 35 thousand, corresponding to 3,500,000,000 authorized shares with a par value of US$ 0,00001 each of which:

•	2,000,000,000 shares are designated as Class A common shares and issued; and

•	1,000,000,000 shares are designated as Class B common sharesand issued.

The remaining 500,000,000 authorized but unissued shares are presently undesignated and may be issued by our board of directors as common shares of any class or as shares with preferred, deferred or other special rights or restrictions.Therefore, the Company is authorized to increase capital up to this limit, subject to approval of the Board of Directors.

As of December 31, 2019, the Company have US$ 23 thousand of issued capital which were represented by 354,181,346 Class A common shares and 197,618,980 Class B common shares. In the IPO that took place on December 11, 2019, the Company issued 83,387,238 new Class A common shares, with a corresponding increased of US$ 2 in the issued capital of the Company.

(b) Additional paid-in capital and capital reserve

In December 2019, immediately prior the completion of the IPO, we had 257,456,251,558 Class A common shares and 251,790,558 Class B common shares of our authorized share capital issued. Class A and Class B common shares, have the following rights:

•

Each holder of a Class B common share is entitled, in respect of such share, to 10 votes per share, whereas the holder of a Class A common share is entitled, in respect of such share, to one vote per share.

•

Each holder of Class A common shares and Class B common shares vote together as a single class on all matters (including the election of directors) submitted to a vote of shareholders, except as provided below and as otherwise required by law.

•

Class consents from the holders of Class A common shares and Class B common shares, as applicable, shall be required for any modifications to the rights attached to their respective class of shares the rights conferred on holders of Class A common shares shall not be deemed to be varied by the creation or issue of further Class B common shares and vice versa; and

•

the rights attaching to the Class A common shares and the Class B common shares shall not be deemed to be varied by the creation or issue of shares with preferred or other rights, including, without limitation, shares with enhanced or weighted voting rights.

The Articles of Association provide that at any time when there are Class A common shares in issue, Class B common shares may only be issued pursuant to: (a) a share split, subdivision of shares or similar transaction or where a dividend or other distribution is paid by the issue of shares or rights to acquire shares or following capitalization of profits; (b) a merger, consolidation, or other business combination involving the issuance of Class B common shares as full or partial consideration; or (c) an issuance of Class A common shares, whereby holders of the Class B common shares are entitled to purchase a number of Class B common shares that would allow them to maintain their proportional ownership and voting interests in XP Inc.

Below is a summary of the issuances and conversions of shares during 2019, 2018 and 2017, after giving effect to the share split mentioned before:

	Class A (prior common shares)	Class B (prior preferred shares)	Total Shares
As of January 1, 2017	325,011,655	159,906,862	484,918,517
Transfer of classes	(49,011,642)	49,011,642	—

As of December 31, 2017	276,000,013	208,918,504	484,918,517
Issued for cash	—	24,328,617	24,328,617
Transfer of classes	(20,867,198)	20,867,198	—

As of December 31, 2018	255,132,815	254,114,319	509,247,134
Corporate reorganization	30,807,911	(30,807,911)	—
Transfer of classes	25,687,428	(25,687,428)	—
Initial public offering	42,553,192	—	42,553,192

As of December 31, 2019	354,181,346	197,618,980	551,800,326

In March 2017, along with the reverse share split, shareholders also approved the conversion of 196,046,598 common shares (or 49,011,649 Class A common shares after reverse share split and reclassification) of the Company into preferred shares including the conversion of 28 preferred shares (or 7 Class B common shares after the reverse share split and reclassification) into common shares, with no contributions or changes in the share capital.

On August 9, 2018, shareholders also approved the conversion of 83,468,792 (20,867,198 Class A common reverse shares after reverse share split and reclassification) of the Company into preferred shares, with no contributions or changes in the share capital.

On August 31, 2018, the Company received capital contributions in the amount of R$ 673,294, upon the issuance of 97,314,470 (24,328,617 Class B common shares after reverse share split) new preferred shares.

At the Board of Directors meetings on November 30, 2019, the Company’s shareholders approved a reverse share split of 4:1 (four for one) for a initial consideration to IPO with a conversion of 2,036,988,542 into 509,247,134 shares. On the same event shareholders also approved the conversion of 30,807,911 Class B common shares of the Company into Class A common shares.

In December 2019, as a result of the completion of the IPO describe in Note 1.1, 42,553,192 new Class A common shares were issued.

As mentioned in Note 30, the Board of Directors approved on December, 2019 a share based long-term incentive plan, which the maximum number of shares should not exceed 5% of the issued and outstanding shares. As of December 31, 2019, the Company granted 1,921,669 restricted share units (“RSUs”) and 2,190,377 performance restricted units (“PSUs”) to be issued at the vesting date.

The additional paid-in capital refers to the difference between the purchase price that the shareholders pay for the shares and their par value. Under Cayman Law, the amount in this type of account may be applied by the Company to pay distributions or dividends to members, pay up unissued shares to be issued as fully paid, for redemptions and repurchases of own shares, for writing off preliminary expenses, recognized expenses, commissions or for other reasons. All distributions are subject to the Cayman Solvency Test which addresses the Company’s ability to pay debts as they fall due in the natural course of business.

(c) Dividends distribution

The Group has not adopted a dividend policy with respect to future distributions of dividends. The amount of any distributions will depend on many factors such as our results of operations, financial condition, cash requirements, prospects and other factors deemed relevant by our board of directors and, where applicable, our shareholders.

The proposal and payment of dividends recorded in the Company’s financial statements, subject to the approval of the shareholders in General Meetings, is detailed below:

	2019	2018	2017
Net income	1,089,485	465,330	423,541

Total dividends	500,000	200,000	314,998

At January 1	—	125,000	—
Amount recognized in the year	500,000	200,000	314,998
Dividends paid in the year	(500,000)	(325,000)	(189,998)

At December 31	—	—	125,000

In 2017, shareholders decided in general meeting for distribution of dividends in total of R$ 314,998, out of which R$ 37,437 to be distributed from Other reserves.